Lease liabilities (non-current and current) - Summary of Changes in Carrying Amount of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Balance at beginning of year	€ 57,138	€ 53,593
Additions for new leases	7,909	3,194
Interest expenses	2,877	2,603	€ 2,589
Lease payments	(12,926)	(12,693)	(12,496)
Disposal of leases	(2,568)	(58)
Adjustments due to remeasurements	(227)	9,084
Adjustments due to modifications	(167)	41
Covid-19 rent concessions	(635)	(1,515)	(1,799)
Effect of translation adjustments	448	2,889
Balance at end of year	€ 51,849	€ 57,138	€ 53,593